Current Assets and Prepaid Expenses - Schedule of Prepaid Expenses (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid operating lease	$ 20.5	$ 21.7
Other prepaid expenses	1.6	1.2
Total prepaid expenses	22.1	22.9
Of which non-current	20.5	21.7
Of which current	$ 1.6	$ 1.2